JPMorgan Equity Income Fund Investment Objectives and Goals - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Equity Income Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/OIEFX; R3/OIEPX; R4/0IEQX; R5/OIERX; R6/OIEJXCurrently, the Fund is publicly offered on a limited basis. (See “Investing with J.P. Morgan Funds — FUNDS SUBJECT TO A LIMITED OFFERING” in the prospectus for more information.)
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks capital appreciation and current income.